Disclosure of Detailed Information About Share Capital (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 232,050	$ 494,423